BASIC AND DILUATED EARNINGS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Basic And Diluated Earnings Per Share [Abstract]
BASIC AND DILUATED EARNINGS PER SHARE

Note 10: Basic and Diluted Net Loss Per Share

Net loss per share was computed by dividing the net loss by the weighted average number of common shares outstanding during the period. The weighted average number of shares was calculated by taking the number of shares outstanding and weighting them by the amount of time that they were outstanding. For the three months ended March 31, 2014 and 2013, the assumed exercise of exercisable warrants and conversion of convertible notes payable are anti-dilutive due to the Company’s net loss and are excluded from the determination of net loss per common share — diluted. Accordingly, net loss per common share — diluted equals net loss per common share — basic in all periods presented.
The following table summarizes the potential shares of common stock that were excluded from diluted net loss per share, because the effect of including these potential shares was antidilutive:

	March 31,
	2014	2013
Convertible notes payable	76,669,368	1,654,524
Warrants	45,373,596	5,364,500
Stock Options	143,750	—

NOTE 14: BASIC AND DILUTED EARNINGS PER SHARE

Net loss per share was computed by dividing the net loss by the weighted average number of common shares outstanding during the period. The weighted average number of shares was calculated by taking the number of shares outstanding and weighting them by the amount of time that they were outstanding. For the years ended December 31, 2013 and 2012, the assumed exercise of exercisable warrants, stock options and conversion of convertible notes payable are anti-dilutive due to the Company’s net loss and are excluded from the determination of net loss per common share — diluted. Accordingly, net loss per common share — diluted equals net loss per common share — basic in all periods presented.
The following table summarizes the potential shares of common stock that were excluded from diluted net loss per share, because the effect of including these potential shares was antidilutive:

	December 31,
	2013	2012
Convertible notes payable	4,953,226	1,654,524
Warrants	13,764,472	342,000
Stock Options	100,000	—